Deposits (Schedule of Deposits) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deposits [Abstract]
Demand, non-interest bearing	$ 126,057	$ 115,911
Interest-bearing demand and money market	147,413	122,407
Savings	99,236	98,966
Time deposits, 250,000 or more	8,368	8,456
Other time deposits	140,648	131,928
Total deposits	$ 521,722	$ 477,668